Accounting Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Accounting Standards, Amendments and Interpretations [Text Block]
5.	Accounting Standards, Amendments and Interpretations

Certain pronouncements were issued by the IASB or the IFRS Interpretations Committee that are not mandatory for accounting periods beginning on or after January 1, 2017. They have not been early adopted in these consolidated financial statements, and are expected to affect the Company in the period of initial application. In all cases the Company intends to apply these standards from application date as indicated below:

•	Amendment to IFRS 7, Financial Instruments: Disclosure

Amended to require additional disclosures on transition from IAS 39 to IFRS 9. Effective on adoption of IFRS 9, which is effective for annual periods commencing on or after January 1, 2018. The Company is currently evaluating the impact this standard is expected to have on its consolidated financial statements.

•	IFRS 9 Financial Instruments

IFRS 9 reflects all phases of the financial instruments project and replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. The standard introduces new requirements for classification and measurement, impairment, and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Company believes that there is no significant impact on the Company’s consolidated financial statements.

•	IFRS 15 Revenue from Contracts with Customers

The standard replaces IAS 18 Revenue and IAS 11 Construction contracts, and contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. IFRS 15 is effective for annual periods beginning on January 1, 2018. Currently, no impact on the Company’s consolidated financial statements is expected.

•	IFRS 16 Leases

The new standard will replace IAS 17 Leases and eliminates the classification of leases as either operating or finance leases by the lessee. The treatment of leases by the lessee will require capitalization of all leases resulting accounting treatment similar to finance leases under IAS 17 Leases. Exemptions for leases of very low value or short-term leases will be applicable. The new standard will result in an increase in lease assets and liabilities for the lessee. Under the new standard the treatment of all lease expense is aligned in the statement of earnings with depreciation, and an interest component recognized for each lease, in line with finance lease accounting under IAS 17 Leases. IFRS 16 will be applied prospectively for annual periods beginning on January 1, 2019. The Company does not expect this new standard to have significant financial reporting implications, as currently, no lease agreements within the scope of IFRS 16 have been entered into.

There are no other IFRS or IFRIC Interpretations that are not yet effective that would be expected to have a material impact on the Company.